PENSIONS - Schedule of Principal actuarial assumptions (Details)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
PENSIONS
Discount rate		5.55%	5.35%
USA
PENSIONS
Discount rate	5.30%
Inflation	2.25%	2.25%	2.50%
Future salary increases	2.50%	2.50%	2.50%
Future pension increases	0.00%	0.00%	0.00%
UK
PENSIONS
Discount rate	5.10%	5.30%	4.40%
Future salary increases	2.50%	2.70%	2.60%
Future pension increases	2.10%	2.20%	2.20%
UK | Maximum
PENSIONS
Inflation	3.00%	3.30%	3.20%
UK | Minimum
PENSIONS
Inflation	2.50%	2.70%	2.60%
France
PENSIONS
Discount rate	3.70%	3.30%	3.15%
Inflation	2.00%	3.30%	3.15%
Future salary increases	3.50%	3.20%	3.00%
Future pension increases	2.00%	2.00%	2.10%
Switzerland
PENSIONS
Discount rate	1.25%	0.90%	1.50%
Inflation	1.00%	1.00%	1.00%
Future salary increases	1.00%	1.00%	1.00%
Future pension increases	0.00%	0.00%	0.00%
Austria
PENSIONS
Discount rate	4.03%	3.43%	4.05%
Inflation	2.75%	3.25%	4.36%
Future salary increases	2.75%	3.25%	4.36%
Future pension increases	0.00%	0.00%	0.00%
Japan
PENSIONS
Discount rate	2.70%	1.70%	1.30%
Inflation	0.00%	0.00%	0.00%
Future salary increases	2.00%	2.00%	2.00%
Future pension increases	0.00%	0.00%	0.00%